Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net income (loss) after taxes from continuing operations	$ 1,381,540	$ 12,197,574	$ (4,601,572)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Accretion expense	0	230,462	1,220,896
Amortization of right-of-use assets	490,351	461,364
Deferred income tax (recovery) expense	(56,920)	590,072	602,087
Depreciation and amortization	1,843,366	1,818,325	2,270,526
Foreign exchange (gain) loss	(21,670)	500,462	284,401
Gain (loss) on change in fair value of derivative liabilities	(742,483)	(8,576,290)	5,756,195
Impairment loss	20,726	0
Interest expense	456,360	83,058	3,573,101
Provision to record inventory at net realizable value	174,453	0
Share-based compensation	209,441	366,469	494,435
Gain on disposal of assets			(135,564)
Changes in operating assets and liabilities:
Receivables	(201,887)	(94,406)	154,900
Inventory	(293,553)	(1,361,826)	1,700,987
Prepaid expenses and deposits	(108,178)	4,587	(368,678)
Assets classified as held for sale	0	790,828	0
Accounts payable and accrued liabilities	184,662	1,568,932	(1,431,130)
Income taxes payable	2,866,688	1,198,502	(336,367)
Deferred revenue	94,068	0
Lease liabilities	(325,697)	(534,098)	(701,115)
Liabilities classified as held for sale	0	(805,406)	0
Cash provided by operating activities of continuing operations	5,971,267	8,438,609	8,483,102
Cash used in operating activities of discontinued operations	(71,292)	(1,602,478)	241,753
INVESTING ACTIVITIES
Purchases of property and equipment	(442,285)	(2,562,304)	(227,777)
Payment of Megawood consideration payable			(130,000)
Payment of Swell consideration payable			(846,256)
Cash used in investing activities of continuing operations	(442,285)	(2,562,304)	(1,204,033)
Cash provided by investing activities of discontinued operations	51,357	1,168,349	100,000
FINANCING ACTIVITIES
Principal repayments on promissory note payable	(6,080,000)	(6,080,000)	(7,013,333)
Repayments of convertible promissory notes	(40,000)	(1,210,000)	0
Cash proceeds from warrants		533,326	0
Cash proceeds from options			98,950
Issuance of convertible debentures on exercise of warrants			5,688,442
Interest paid in cash	(505,747)	(1,082,500)	(2,500,669)
Lease payments received	0	100,000	0
Cash used in financing activities of continuing operations	(6,625,865)	(7,739,174)	(3,726,610)
Cash used in financing activities of discontinued operations	(58,032)	(105,360)	(119,914)
Effect of foreign exchange on cash	(1,361)	(766,841)	(613,609)
Increase (decrease) in cash during the year	(1,176,211)	(3,169,199)	3,160,689
Cash beginning of year	3,067,983	6,237,182	3,076,493
Cash end of year	1,891,772	3,067,983	6,237,182
Supplemental disclosure of cash flow information
Interest paid in cash	505,747	2,322,855	2,515,446
Income taxes paid in cash	0	3,145,893	2,832,676
Non-cash financing activities
Right-of-use asset additions resulting from lease renewals			7,236,663
Non-cash financing activities
Common shares issued on exercise of convertible debentures			12,758,473
Fair value of common shares issued in settlement of Phantom Farms earn out shares	0	677,939	0
Fair value of common shares issued as partial settlement of commitment to issue shares	$ 0	$ 21,787	450,953
Common shares issued to complete purchase of land			2,582,903
Common shares issued as partial repayment of promissory note			$ 38,415